UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4786

Ariel Investment Trust
(Exact name of registrant as specified in charter)

200 East Randolph Drive Suite 2900 Chicago, Illinois		60601
(Address of principal executive offices)		(Zip code)

Sheldon R. Stein or Erik D. Ojala 200 East Randolph Drive Suite 2900 Chicago, Illinois 60601
(Name and address of agent for service)

with a copy to:

Arthur Don Seyfarth Shaw LLP 55 East Monroe Street Suite 4200 Chicago, Illinois 60603

Registrant's telephone number, including area code:		(312) 726-0140

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2006

Item 1.  Schedule of Investments.

Ariel Fund Schedule of Investments

Number of Shares	COMMON STOCKS—99.24%	Cost	Market Value

	Consumer Discretionary & Services—31.53%
3,427,375	American Greetings Corp., Class A	$46,527,920	$72,009,149
1,081,700	Black & Decker Corp.	89,680,951	91,360,382
5,647,550	Career Education Corp. * ††	201,954,432	168,805,269
1,249,000	DeVry Inc. *	20,922,832	27,440,530
3,053,200	Harte-Hanks, Inc.	71,147,624	78,284,048
948,575	Hasbro, Inc.	9,103,181	17,178,693
7,496,050	Hewitt Associates, Inc., Class A * ††	192,863,559	168,511,204
14,968,100	Interpublic Group of Cos., Inc. *	180,072,047	124,983,635
3,658,900	Lee Enterprises, Inc.	126,721,405	98,607,355
2,029,800	McClatchy Co., Class A	123,239,033	81,435,576
1,184,100	Mohawk Industries, Inc. *	84,079,695	83,301,435
9,566,100	Radio One, Inc., Class D *	116,513,030	70,789,140
8,754,400	ServiceMaster Co.	103,829,162	90,432,952
4,300,450	Tribune Co.	119,990,500	139,463,593
3,528,850	Valassis Communications, Inc. * ††	104,292,418	83,245,572
		1,590,937,789	1,395,848,533
	Consumer Staples—3.05%
2,418,953	J.M. Smucker Co.	96,648,892	108,127,199
806,700	McCormick & Co., Inc.	11,323,818	27,064,785
		107,972,710	135,191,984
	Financial Services—36.41%
1,982,100	A. G. Edwards, Inc.	69,247,985	109,649,772
5,392,850	Assured Guaranty Ltd. ††	115,014,303	136,816,605
2,440,750	Chittenden Corp. ††	68,006,283	63,093,388
876,800	City National Corp.	63,004,768	57,070,912
3,379,000	H&R Block, Inc.	78,952,238	80,622,940
6,185,900	HCC Insurance Holdings, Inc. ††	126,344,614	182,112,896
3,891,800	Investors Financial Services Corp. ††	137,348,379	174,741,820
9,342,900	Janus Capital Group Inc.	133,931,742	167,237,910
3,008,900	Jones Lang LaSalle Inc. ††	64,325,682	263,429,195
559,325	Markel Corp. * ††	141,324,108	194,085,775
3,451,950	Sky Financial Group, Inc.	96,637,730	81,500,539
3,441,150	TD Banknorth Inc.	103,463,052	101,341,867
		1,197,600,884	1,611,703,619
	Health Care—6.21%
1,085,500	Bio-Rad Laboratories, Inc., Class A*	64,939,669	70,492,370
4,915,575	IMS Health Inc.	114,603,686	131,983,189
2,909,475	Invacare Corp. ††	105,470,409	72,387,738
		285,013,764	274,863,297
	Materials & Processing—5.78%
2,923,310	Brady Corp., Class A	46,030,172	107,694,740
2,531,350	Energizer Holdings, Inc. *	90,128,404	148,261,170
		136,158,576	255,955,910

Number of Shares	COMMON STOCKS—99.24% (cont’d)	Cost	Market Value

	Producer Durables—10.58%
2,962,900	ACCO Brands Corp. * ††	$66,439,508	$64,887,510
7,055,400	Andrew Corp. *	66,885,204	62,510,844
3,478,900	Herman Miller, Inc. ††	74,413,605	89,651,253
3,151,450	IDEX Corp. ††	68,473,088	148,748,440
6,241,175	Steelcase Inc., Class A	79,793,364	102,667,329
		356,004,769	468,465,376
	Technology—5.68%
2,330,850	Anixter International Inc. ††	56,498,350	110,622,141
16,828,050	BearingPoint, Inc. * ††	133,685,901	140,850,779
		190,184,251	251,472,920

	Total Common Stocks	3,863,872,743	4,393,501,639

Principal Amount	REPURCHASE AGREEMENT—0.22%	Cost	Market Value

$9,607,394	State Street Bank and Trust Co., 4.30%, dated 6/30/2006, due 7/3/2006, repurchase price $9,610,837, (collateralized by U.S. Treasury Note, 6.50%, due 10/15/2006)	9,607,394	9,607,394
	Total Investments—99.46%	$3,873,480,137	4,403,109,033
	Other Assets less Liabilities—0.54%		24,062,591
	NET ASSETS—100.00%		$4,427,171,624

*                    Non-income producing.

††               Affiliated company (See Note Three).

A category may contain multiple industries as defined by the Standard Industrial Classification system.

See Notes to Schedules of Investments.

Ariel Appreciation Fund Schedule of Investments

Number of Shares	COMMON STOCKS—99.25%	Cost	Market Value

	Consumer Discretionary & Services—51.22%
5,472,500	Accenture Ltd, Class A	$94,654,791	$154,981,200
1,144,640	ARAMARK Corp., Class B	26,763,341	37,899,030
1,158,200	Black & Decker Corp.	50,940,356	97,821,572
3,524,150	Career Education Corp. *	125,862,652	105,336,843
2,524,850	Carnival Corp.	98,171,638	105,387,239
3,418,600	CBS Corp., Class B	85,442,944	92,473,130
4,995,595	Cendant Corp.	66,176,854	81,378,243
1,772,750	Gannett Co., Inc.	102,063,515	99,149,908
1,772,875	Harte-Hanks, Inc.	26,291,077	45,456,515
7,505,300	Interpublic Group of Cos., Inc. *	79,858,565	62,669,255
1,900,900	Mattel, Inc.	30,848,996	31,383,859
1,119,525	McClatchy Co., Class A	58,976,276	44,915,343
1,243,800	Mohawk Industries, Inc. *	93,101,109	87,501,330
1,143,300	Omnicom Group Inc.	78,727,657	101,856,597
4,379,970	ServiceMaster Co.	54,624,220	45,245,090
4,630,950	Tribune Co.	184,487,719	150,181,709
1,903,500	YUM! Brands, Inc.	46,041,732	95,688,945
		1,303,033,442	1,439,325,808
	Consumer Staples—2.02%
931,472	Clorox Co.	35,804,496	56,791,848

	Financial Services—31.44%
772,800	Ambac Financial Group, Inc.	54,474,310	62,674,080
559,200	City National Corp.	40,235,319	36,398,328
726,822	Dun & Bradstreet Corp. *	18,040,486	50,644,957
1,886,400	Equifax Inc.	41,245,414	64,778,976
1,155,000	Franklin Resources, Inc.	44,952,602	100,265,550
3,559,200	H&R Block, Inc.	86,305,248	84,922,512
4,771,200	Janus Capital Group Inc.	62,726,086	85,404,480
1,180,592	MBIA Inc.	44,355,688	69,123,661
2,534,800	Northern Trust Corp.	88,828,787	140,174,440
2,758,435	Popular, Inc.	63,518,125	52,961,952
2,113,100	T. Rowe Price Group, Inc.	38,814,020	79,896,311
1,906,293	TD Banknorth Inc.	58,068,913	56,140,329
		641,564,998	883,385,576
	Health Care—8.68%
2,593,250	Baxter International Inc.	59,286,113	95,327,870
890,977	Fisher Scientific International Inc. *	28,662,350	65,085,870
3,105,060	IMS Health Inc.	49,619,587	83,370,861
		137,568,050	243,784,601
	Other—1.26%
430,000	Johnson Controls, Inc.	24,073,459	35,354,600

June 30, 2006 (Unaudited)

Number of Shares	COMMON STOCKS—99.25% (cont’d)	Cost	Market Value

	Producer Durables—4.63%
3,147,675	Pitney Bowes Inc.	$120,486,283	$129,998,977

	Total Common Stocks	2,262,530,728	2,788,641,410

Principal Amount	REPURCHASE AGREEMENT—0.53%	Cost	Market Value
$14,973,208	State Street Bank and Trust Co., 4.30%, dated 6/30/2006, due 7/3/2006, repurchase price $14,978,573, (collateralized by U.S. Treasury Notes, 4.50%-6.50%, due 10/15/2006-2/28/2011)	14,973,208	14,973,208
	Total Investments—99.78%	$2,277,503,936	2,803,614,618
	Other Assets less Liabilities—0.22%		6,228,102
	NET ASSETS—100.00%		$2,809,842,720

*                    Non-income producing.

A category may contain multiple industries as defined by the Standard Industrial Classification system.

See Notes to Schedules of Investments.

Ariel Focus Fund Schedule of Investments	June 30, 2006 (Unaudited)

Number of Shares	COMMON STOCKS—94.51%	Cost	Market Value
	Auto & Transportation—4.38%
10,300	Toyota Motor Corp., ADR	$888,304	$1,077,277

	Consumer & Discretionary Services—40.54%
57,100	Accenture Ltd, Class A	1,526,081	1,617,072
16,400	Black & Decker Corp.	1,439,639	1,385,144
30,500	Carnival Corp.	1,478,238	1,273,070
66,700	Cendant Corp.	1,241,297	1,086,543
18,200	Gannett Co., Inc.	1,041,408	1,017,926
54,700	Gap Inc.	963,107	951,780
49,500	Hewitt Associates, Inc., Class A *	1,324,235	1,112,760
24,600	Home Depot, Inc.	975,363	880,434
7,100	Omnicom Group Inc.	570,651	632,539
		10,560,019	9,957,268
	Financial Services—18.15%
21,600	Citigroup Inc.	1,015,046	1,041,984
55,400	H&R Block, Inc.	1,372,272	1,321,844
24,300	JPMorgan Chase & Co.	943,432	1,020,600
17,000	Morgan Stanley	965,754	1,074,570
		4,296,504	4,458,998
	Health Care—9.44%
42,700	IMS Health Inc.	1,038,630	1,146,495
50,000	Pfizer Inc	1,277,788	1,173,500
		2,316,418	2,319,995
	Other—12.47%
512	Berkshire Hathaway Inc., Class B *	1,520,694	1,558,016
54,700	Tyco International Ltd.	1,423,690	1,504,250
		2,944,384	3,062,266
	Technology—9.53%
34,200	Dell Inc. *	822,314	834,822
19,600	International Business Machines Corp.	1,567,098	1,505,672
		2,389,412	2,340,494

	Total Common Stocks	23,395,041	23,216,298

Principal Amount	REPURCHASE AGREEMENT—5.37%	Cost	Market Value
$1,319,097	State Street Bank and Trust Co., 4.30%, dated 6/30/2006, due 7/3/2006, repurchase price $1,319,570, (collateralized by U.S. Treasury Note, 4.50%, due 2/15/2009)	1,319,097	1,319,097
	Total Investments—99.88%	$24,714,138	24,535,395
	Other Assets less Liabilities—0.12%		28,733
	NET ASSETS—100.00%		$24,564,128

*                    Non-income producing.

A category may contain multiple industries as defined by the Standard Industrial Classification system.

See Notes to Schedules of Investments.

Item 2.  Controls and Procedures.

(a) The registrant’s certifying officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act), or in other factors that could significantly affect this control, that occurred during the registrant’s last fiscal quarter, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

(a) Exhibit 99.Cert. – Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a))

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ariel Investment Trust

By:	/s/ Mellody L. Hobson

Mellody L. Hobson

President and Principal Executive Officer

Date:	August 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mellody L. Hobson

Mellody L. Hobson

President and Principal Executive Officer

Date:	August 16, 2006

By:	/s/ Thomas Herman

Thomas Herman

Vice President and Principal Financial Officer

Date:	August 16, 2006